Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
29.	Commitments and contingencies
(a)	Purchase commitments

As of December 31, 2019 and 2020, no purchase commitments was related to the products procurement from third party brand partners.

(b)	Capital Commitments

As of December 31, 2019 and 2020, no capital commitments was related to leasehold improvement and purchase of equipment.

(c)	Litigation

In March 2016, the Group entered into a cooperation framework agreement to establish a joint venture with several joint venture partners.  As part of the agreement, the joint venture partners agreed to contribute their ownership in certain brands to the joint venture. However, only a portion of such trademarks have been transferred to the Group. In October 2018, the Group filed a civil claim against the joint venture partners in the Shanghai Xuhui People’s Court to enforce the transfer of the remaining trademarks, claim damages amounting to RMB7.19 million (US$1.05 million) and request that the joint venture partners be enjoined from using the brand name “Heng Shou Tang” in all categories. On January 10, 2019, the joint venture partners filed a counterclaim to rescind the agreement and allege damages amounting to RMB3.25 million (US$ 0.47 million).

In July 2019, the Shanghai Xuhui People’s Court ruled that the Group shall pay damages in the amount of RMB3.25 million (US$0.47 million) to the joint venture partners for breaching its contractual obligation to contribute capital to the joint venture, and that the joint venture partners shall continue to perform their contractual obligations by transferring the remaining trademarks to the joint venture and cease to use the brand name “Heng Shou Tang” in all categories. Both the Group and the joint venture partners have appealed against this ruling with the Shanghai First Intermediate People's Court. Despite the appeal filed by the Group, as of June 30, 2019, the Group made a provision of RMB3.25 million (US$ 0.47 million), representing the entire amount awarded to the joint venture partners by the ruling from the Court.

In November 2019, the Shanghai First Intermediate People's Court delivered its judgment, which provides, amongst other matters, that the Group shall not pay damages to the joint venture partners and the joint venture partners shall continue to perform their contractual obligations by transferring the remaining trademarks to the joint venture. Pursuant to the final judgement, the Group reversed the above provision as of December 31, 2019.

(d)	Impact of COVID-19

The ongoing outbreak of the noval coronavirus (COVID-19) has spread rapidly to many parts of the world. In March 2020, the World Health Organization declared the COVID-19 as a pandemic

.  The Group’s operations and financial performance have been affected by significant increases in international freight costs in light of the COVID-19 pandemic and such increases have had an impact on the Group’s fulfillment expenses.  In addition, during the first quarter of calendar year 2020 some of the Group’s third-party business partners in China, in particular domestic logistics and transport services providers, experienced temporary shut-downs or worker absenteeism and were unable to meet their obligations to the Group. This has had an adverse impact on the Group’s ability to promptly provide its customers with the products they purchased, which, in turn, had affected the Group’s financial performance with overall revenues decrease by approximately US$ 24.5 million for the year ended December 31, 2020 as compared to 2019.  However, most parts of China was re-opened in April 2020 and the government has consistently monitor the situation and only have very limited restriction on high-risk city or provinces throughout 2020.  As a result, the Group did not expect that the COVID-19 will continue to have negative effect of the Group in 2021.  Potential impact to the Group’s results of operations for 2021 will also depend on economic impact due to the pandemic and if any future resurgence of the virus, which are beyond the Group’s control. There is no guarantee that the Group’s revenues will grow or remain at a similar level year over year in 2021.